14. STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Shares
Unvested on January 1, 2016 | shares	644,986
Granted | shares	314,200
Vested | shares	(159,483)
Forfeited or exercised | shares	(144,014)
Unvested on December 31, 2016 | shares	655,689
Expected to vest thereafter | shares	655,689
Weighted Average Fair Value
Unvested on January 1, 2016 | $ / shares	$ 8.53
Granted | $ / shares	9.46
Vested | $ / shares	8.25
Forfeited | $ / shares	8.40
Unvested on December 31, 2016 | $ / shares	9.07
Expected to vest thereafter, Weighted Average Fair Value | $ / shares	$ 9.07